Unaudited Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Current Assets
Cash	$ 32,797	$ 51,431	$ 670,352
Prepaid expenses		47,877	63,845
Total Current Assets	32,797	99,308	734,197
Deferred offering costs
Investments held in Trust Account	32,087,675	31,338,322	58,109,787
Total Assets	32,120,472	31,437,630	58,843,984
Current Liabilities
Accounts payable and accrued expenses	345,712	174,581	39,723
Total Current Liabilities	1,525,712	724,581	49,723
Total Liabilities	1,525,712	724,581	49,723
Commitments and Contingencies (Note 6)
Shareholders’ Equity
Additional paid-in capital			2,614,400
Retained earnings (accumulated deficit)	(1,493,105)	(625,463)	250,396
Total Shareholders’ (Deficit) Equity	(1,492,915)	(625,273)	2,864,986
Total Liabilities, Shares Subject to Redemption, and Shareholders’ (Deficit) Equity	32,120,472	31,437,630	58,843,984
Class A Ordinary Shares
Current Liabilities
Ordinary shares, value	32,087,675	31,338,322	55,929,275
Shareholders’ Equity
Ordinary shares, value	46	46	46
Preference Shares
Shareholders’ Equity
Preference shares, value
Class B Ordinary Shares
Shareholders’ Equity
Ordinary shares, value	144	144	144
Related Party
Current Liabilities
Due to related party	130,000	50,000	10,000
Promissory note - related party	$ 1,050,000	$ 500,000